Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class A
Trading Symbol	SOPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	1.00%
[1]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of ClearBridge Dividend Strategy Fund returned 12.24%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	12.24	11.59	12.22
Class A (with sales charge)	6.05	10.28	11.56
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,912,624,317
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 54,597,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class C
Trading Symbol	SBPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$185	1.75%
[4]
Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of ClearBridge Dividend Strategy Fund returned 11.39%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	11.39	10.78	11.42
Class C (with sales charge)	10.41	10.78	11.42
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,912,624,317
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 54,597,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class FI
Trading Symbol	LBRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$108	1.02%
[7]
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of ClearBridge Dividend Strategy Fund returned 12.21%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	12.21	11.56	12.21
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,912,624,317
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 54,597,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class R
Trading Symbol	LMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$144	1.36%
[10]
Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of ClearBridge Dividend Strategy Fund returned 11.82%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	11.82	11.20	11.86
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,912,624,317
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 54,597,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class I
Trading Symbol	SOPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$78	0.73%
[13]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of ClearBridge Dividend Strategy Fund returned 12.54%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	12.54	11.90	12.55
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,912,624,317
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 54,597,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class IS
Trading Symbol	LCBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$69	0.65%
[16]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of ClearBridge Dividend Strategy Fund returned 12.63%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	12.63	11.98	12.63
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,912,624,317
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 54,597,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[17],[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class 1
Trading Symbol	LCBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class 1	$75	0.71%
[19]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class 1 shares of ClearBridge Dividend Strategy Fund returned 12.59%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Oracle, the world’s third-largest supplier of enterprise software and cloud services, saw accelerating cloud infrastructure revenues and growth on the strength of its lower-cost data center architecture, which is well-suited for large-scale artificial intelligence (AI) training workloads.

↑	Underweight to Apple which underperformed after a strong 2024 amid concerns over iPhone sales and escalating tariffs with China.
↑	RTX executed well in 2025, overcoming fears of tariffs early in the year with strong top-line growth across the board and excellent margin execution at its defense unit, Raytheon.

Top detractors from performance:
↓	NVIDIA has performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership.
↓	Comcast was weaker on elevated competition in broadband from fixed wireless and fiber.
↓
Becton Dickinson showed worse than expected organic sales growth across its portfolio, in part driven by headwinds from its China operations and by a lower global research funding environment for its biosciences division.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class 1	12.59	11.92	12.54
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,912,624,317
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 54,597,951
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,912,624,317
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$54,597,951
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition*,† (% of Total Investments)	[20],[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	Certain categories may represent less than 0.1%.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
†	Certain categories may represent less than 0.1%.